Insurance service expenses and other expenditure	12 Months Ended
Dec. 31, 2024
Insurance service expenses and other expenditure
Insurance service expenses and other expenditure

B2   Insurance service expenses and other expenditure

Insurance service expenses arising from insurance contracts are recognised in profit or loss generally as they are incurred. They exclude repayments of investment components and comprise:

–	incurred claims and other insurance service expenses;
–	amortisation of insurance acquisition cash flows;
–	losses on onerous contracts and reversals of such losses;
–

adjustments to the liabilities for incurred claims that do not arise from the effects of the time value of money, financial risk and changes therein, which are recognised in insurance finance income (expense); and

–	impairment losses on assets for insurance acquisition cash flows and reversals of such impairment losses.

An analysis of the expenses incurred by the Group in the year is provided in the table below.

	2024 $m	2023 $m	2022 $m
Expenses attributed to insurance acquisition cash flows note (i)	4,987	4,833	3,232
Other directly attributable expenses note (ii)	1,328	1,258	1,221
Other expenditure note (iii)	1,003	990	1,019
Total expenses	7,318	7,081	5,472

Notes

(i)

Expenses attributed to insurance acquisition cash flows represent insurance acquisition expenses incurred in the year, which are implicitly deferred within the CSM and amortised as part of the CSM amortisation. Ceding commissions received from outward reinsurance agreements are not included in the analysis above.

(ii)

Other directly attributable expenses are those incurred in the year when providing insurance services to the policyholders, excluding the cost of claims and benefit payments. The expected other directly attributable expenses are explicitly included within the BEL and form part of the BEL release to the insurance revenue. The actual other directly attributable expenses incurred in the year form part of insurance service expenses.

(iii)

Other expenditure includes interest expense other than interest on core structural borrowings that is presented separately on the income statement as Finance costs. Total segment interest expense is $62 million (2023: $58 million; 2022: $23 million), of which $23 million arises in the Hong Kong segment (2023: $31 million; 2022:  $11 million) and $35 million (2023: $23 million; 2022: $9 million) arises in central operations with the remainder spread broadly across the other markets. Included within interest expense is $10 million (2023: $7 million;2022: $8 million) of interest on lease liabilities. Core structural borrowings and operational borrowings (other than lease liabilities) represent financial liabilities that are not classified at FVTPL.

Total depreciation and amortisation expenses relate primarily to amortisation of distribution rights intangibles as shown in note C4.2. The segmental analysis of total depreciation and amortisation is shown below.

	2024 $m	2023 $m	2022 $m
Hong Kong	51	42	43
Indonesia	12	11	12
Malaysia	22	21	21
Singapore	36	36	40
Growth markets and other	372	369	339
Eastspring	13	12	13
Total segment	506	491	468
Unallocated to a segment (central operations)	17	33	26
Total depreciation and amortisation	523	524	494

B2.1  Staff and employment costs

Total staff and employment costs are analysed by category below:

	2024 $m	2023 $m	2022 $m
Wages and salaries	1,119	1,079	1,018
Social security costs	37	37	41
Defined contribution pension schemes	54	46	40
Total Group	1,210	1,162	1,099

The average number of staff employed by the Group during the years is shown below:

	2024	2023	2022 $m
Asia and Africa operations note	14,851	14,479	13,685
Head office function	561	551	511
Total Group	15,412	15,030	14,196

Note

The Asia and Africa operations staff numbers above exclude 702 (2023: 621; 2022: 744) commission-based sales staff who have an employment contract with the Group.

B2.2  Share-based payment

The Company offers discretionary share awards to certain key employees and all-employee share plans in the UK and a number of Asia locations. The compensation expense charged to the income statement is primarily based upon the fair value of the awards granted, the vesting period and the vesting conditions. The Company has established trusts to facilitate the delivery of Prudential plc shares under some of these plans. The cost to the Company of acquiring these shares held in trusts is shown as a deduction from shareholders’ equity.

(a)    Description of the plans

The Group operates a number of share award plans that provide Prudential plc shares, to participants upon vesting. The plans in operation include the Prudential Long Term Incentive Plan, the Prudential Annual Incentive Plan, savings-related share option schemes, share purchase plans and deferred bonus plans. Where Executive Directors participate in these plans, details about those schemes are provided in the Compensation and employees section. The following information is provided about plans in which the Executive Directors do not participate:

Share scheme	Description
Prudential Global Long Term Incentive Plan (PG LTIP)

The PG LTIP provides eligible employees with conditional awards. Awards are discretionary and vest after one, two or three years subject to the employee being in employment. Vesting of awards may also be subject to performance conditions. All awards are made in Prudential shares. In countries where share awards are not feasible for reasons including securities and/or tax considerations, awards will be replaced by the cash value of the shares that would otherwise have vested.

Prudential Agency Long-Term Incentive Plan (LTIP)

Certain agents are eligible to be granted awards in Prudential shares under the Prudential Agency LTIP. These awards are structured in a similar way to the PG LTIP described above, with most awards granted with a three-year vesting period.

Restricted Share Plan (RSP)	The Company operates the RSP for certain employees. Awards under this plan are discretionary, and the vesting of awards may be subject to performance conditions.
Deferred bonus plans

The Company operates a number of deferred bonus plans including the Group Deferred Bonus Plan (GDBP) and the Prudential Deferred Bonus Plan. There are no performance conditions attached to deferred share awards made under these arrangements.

Savings-related share option schemes

Eligible agents in certain business units are able to participate in the International Savings-Related Share Option Scheme for Non-Employees. The plan is similar to the HMRC-approved Save As You Earn (SAYE) share option scheme in the UK which is open to eligible employees.

Share purchase plans

Eligible employees in the UK are invited to participate in the Company’s HMRC-approved UK Share Incentive Plan. The plan allows the purchase of Prudential plc shares each month. Staff based in Asia and Africa are eligible to participate in the Prudential All Employee Share Purchase Plan which is run in a similar way.

(b)     Outstanding options and awards

The following table shows the movement in outstanding options and awards under the Group’s share-based compensation plans:

							Awards outstanding under
	Options outstanding under Sharesave and ISSOSNE schemes						incentive plans
	2024		2023		2022		2024	2023	2022
		Weighted		Weighted		Weighted
		average		average		average
	Number	exercise	Number	exercise	Number	exercise
	of options	price	of options	price	of options	price	Number of awards
	millions	£	millions	£	millions	£	millions
Balance at beginning of year	1.7	9.5	1.9	10.4	2.0	11.6	14.3	21.0	24.6
Granted	0.6	5.3	0.4	7.8	0.5	7.4	10.9	6.3	6.5
Exercised	(0.1)	7.4	(0.3)	11.6	(0.3)	11.2	(6.6)	(10.1)	(7.2)
Forfeited	–	7.6	–	7.8	–	10.8	(0.5)	(1.7)	(1.1)
Cancelled	(0.5)	10.2	(0.3)	12.0	(0.3)	12.7	–	(0.1)	(0.1)
Lapsed/expired	–	9.4	–	10.4	–	13.0	(0.6)	(1.1)	(1.7)
Balance at end of year	1.7	7.8	1.7	9.5	1.9	10.4	17.5	14.3	21.0
Options immediately exercisable at end of year	0.2	11.6	0.2	10.8	0.3	12.5

Certain options granted in 2024 were awarded in Hong Kong dollar. These amounts have been converted to pound sterling exercise prices, shown in the tables above and below, using the daily spot rate on the grant date.

The weighted average share price of Prudential plc for 2024 was £7.14 (2023: £10.46, 2022: £10.33).

The following table provides a summary of the range of exercise prices for Prudential plc options outstanding at 31 December:

	Outstanding									Exercisable
				Weighted average
				remaining			Weighted average						Weighted average
	Number outstanding			contractual life			exercise prices			Number exercisable			exercise prices
	millions			years			£			millions			£
	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022	2024	2023	2022
Between £5 and £6	0.5	–	–	4.3	–	–	5.24	–	–	–	–	–	–	–	–
Between £7 and £8	0.7	0.7	0.5	2.7	3.7	4.1	7.55	7.55	7.37	–	–	–	–	–	–
Between £9 and £10	0.1	0.3	0.4	1.4	1.4	2.2	9.64	9.64	9.64	–	0.1	–	–	9.64	–
Between £11 and £12	0.4	0.6	0.8	1.3	2.0	2.4	11.70	11.59	11.48	0.2	–	0.2	11.57	–	11.12
Between £12 and £13	–	–	–	0.6	–	–	12.02	–	–	–	–	–	–	–	–
Between £13 and £14	–	0.1	0.1	–	0.4	1.4	–	13.94	13.94	–	0.1	–	–	13.94	–
Between £14 and £15	–	–	0.1	–	–	0.4	–	–	14.55	–	–	0.1	–	–	14.55
Total	1.7	1.7	1.9	2.8	2.6	2.6	7.84	9.50	10.43	0.2	0.2	0.3	11.57	10.82	12.48

The years shown above for weighted average remaining contractual life include the time period from end of vesting period to expiration of contract.

(c)    Fair value of options and awards

The fair value amounts estimated on the date of grant relating to all options and awards were determined by using the following assumptions:

	2024					2023					2022
	Sharesave					Sharesave					Sharesave
	and					and					and
	ISSOSNE	Prudential		Other		ISSOSNE	Prudential		Other		ISSOSNE	Prudential		Other
	options	LTIP (TSR)		awards		options	LTIP (TSR)		awards		options	LTIP (TSR)		awards
Dividend yield (%)	2.08		–		–	1.38		–		–	1.11		—		–
Expected volatility (%)	28.17		28.45		–	30.02		31.50		–	25.68		33.64		–
Risk-free interest rate (%)	3.57		4.39		–	4.55		4.34		–	3.97		2.79		–
Expected option life (years)	4.03		–		–	3.95		—		–	4.52		—		–
Weighted average exercise price (£)	£5.24		–		–	£7.75		—		–	£7.37		—		–
Weighted average share price at grant date (£/HKD)	£7.16	HKD	75.10		–	£8.89	HKD	112.76		–	£9.54	HKD	113.83		–
Weighted average fair value at grant date (£/HKD)	£2.50	HKD	29.29	HKD	72.58	£2.85	HKD	49.60	HKD	111.97	£3.45	HKD	21.32	HKD	113.81

The compensation costs for all awards and options are recognised in net income over the plans’ respective vesting periods. The Group uses the Black-Scholes model to value all options, and financial equivalence to value all awards other than those that have TSR performance conditions attached (some Prudential LTIP and RSP awards) for which the Group uses a Monte Carlo model in order to allow for the impact of these conditions. These models are used to calculate fair values for share options and awards at the grant date based on the quoted market price of the stock at the measurement date, the amount, if any, that the employees are required to pay, the dividend yield, expected volatility, risk-free interest rates and exercise prices.

For all options and awards, the expected volatility is based on the market implied volatilities as quoted on Bloomberg. The Prudential specific at-the-money implied volatilities are adjusted to allow for the different terms and discounted exercise price on Sharesave options by using information on the volatility surface of the FTSE 100.

Risk-free interest rates are taken from swap spot rates with projection terms matching the corresponding vesting periods. For awards with a TSR condition, volatilities and correlations between Prudential and a basket of 12 competitor companies is required. For grants in 2024 the average volatility for the basket of competitors was 27 per cent (2023: 26 per cent; 2022: 26 per cent). Correlations for the basket are calculated for each pairing from the log of daily TSR returns for the three years prior to the valuation date. Market implied volatilities are used for both Prudential and the basket of competitors. Changes to the subjective input assumptions could materially affect the fair value estimate.

Other awards, without market performance conditions or exercise price, are valued based on grant date share price.

(d)    Share-based payment expense charged to the income statement

The total expense recognised in 2024 in the consolidated financial statements relating to share-based compensation is $85 million (2023: $81 million; 2022: $104 million), of which $76 million (2023: $71 million; 2022: $94 million) is accounted for as equity-settled.

The Group had $31 million of liabilities at 31 December 2024 (31 December 2023: $31 million) relating to share-based payment awards accounted for as cash-settled.

B2.3  Key management remuneration

Key management constitutes the Directors of Prudential plc and other non-Director members of the GEC, as they have authority and responsibility for planning, directing and controlling the activities of the Group.

Total key management remuneration is analysed in the following table:

	2024 $m	2023 $m	2022 $m
Salaries and short-term benefits (including fees paid to non-executive directors)	24.6	27.0	22.5
Post-employment benefits	1.3	1.0	1.0
Share-based paymentsnote	23.6	22.2	15.4
Payments on separation	–	–	1.0
Total key management remuneration	49.5	50.2	39.9

Note

The share-based payments charge comprises amounts determined in accordance with IFRS 2 ‘Share-based Payment’ (see note B2.2) and deferred share awards.

Additional details on the Directors’ emoluments, retirement benefits and other payments are given in the Compensation and Employees section.

B2.4  Fees payable to the auditor

	2024 $m	2023 $m	2022 $m
Audit of the Company’s annual accounts	5.3	5.8	2.3
Audit of subsidiaries pursuant to legislation	6.0	8.1	4.4
Audit fees payable to the auditor	11.3	13.9	6.7
Audit-related assurance services note (i)	5.2	4.0	3.5
Other assurance services note (ii)	1.2	0.9	0.7
Non-audit fees payable to the auditor	6.4	4.9	4.2
Total fees payable to the auditor	17.7	18.8	10.9

Notes

(i)

EY became the Group’s statutory auditor in 2023 replacing KPMG who was the statutory auditor during 2022. The 2024 and 2023 fees shown above are wholly in respect of fees payable to EY while the 2022 fees were the fees paid to KPMG.

(ii)

Of the audit-related assurance service fees of $5.2 million (2023: $4.0 million; 2022: $3.5 million), $1.2 million (2023: $1.1 million; 2022: $0.9 million) relates to services that are required by law and regulation as defined by the FRC.

In addition to the above, in the period from September 2021 until their appointment as the Group's statutory auditor in May 2023, EY were paid $12.4 million to provide audit assurance over the implementation of IFRS 17.